STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Schedule of warrants

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs.)

Balance January 1, 2021	229,628	$7.34	1.66
Warrants issued	4,273,733	4.18
Warrants exercised	(249,480)	–
Warrants forfeited	(6,711)	–
December 31, 2021	4,247,170	$4.40	1.75
Warrants issued	303,682	$4.20
Warrants exercised	–	–
Warrants forfeited	(154,687)	–
Balance September 30, 2022	4,396,162	$4.26	2.26

Schedule of options

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Weighted Average Exercise Price	Weighted Average Remaining Life (Yrs.)

2013	241,730	(26,063)	215,667	215,667	$7.68	0.97
2018	1,875	–	1,875	1,875	24.96	0.58
2021	208,500	–	208,500	208,500	2.98	3.83
Total	452,105	(26,063)	426,042	426,042	$5.46	1.48